INTEREST EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF COMPANY EARNED INTEREST INCOME AND INCURRED INTEREST EXPENSE

For the years ended December 31, 2024, 2023 and 2022, the Company earned interest income and incurred interest expense as follows:

	Year Ended December 31,
	2024	2023	2022
Interest (Expense) income
Bank and other cash	$6,685	$45,104	26,380
Total interest income/(expense)	6,685	45,104	26,380

Interest expense/finance costs
Lease liabilities	-	(787,340)	(491,336)
Other interest paid – loans	(1,153,125)	(2,952,277)	(847,520)
Total interest expense/ finance costs	(1,153,125)	(3,739,617)	(1,338,856)

	$(1,146,440)	$(3,694,513)	(1,312,476)